Financial Investments - Summary of Financial Investments (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Investment on credit risk		$ 15.7
Financial institution and Brazilian Government [member] | Structured notes [member]
Disclosure of financial assets [line items]
Credit risk	$ 79.0	195.2
Two Financial Institutions [Member] | Structured notes [member]
Disclosure of financial assets [line items]
Credit risk		$ 30.1